Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Commitments [Line Items]
Purchases under non cancellable purchase obligations	$ 20.6	$ 32.4	$ 49.8
Case filed by celmatix [member]
Other Commitments [Line Items]
Loss contingency accrual			$ 100.0